UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09397
The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Utilities Fund
First Quarter Report
March 31, 2011

Mario J. Gabelli, CFA

Morningstar® rated The Gabelli Utilities Fund Class AAA Shares 4 stars overall and
5 stars for the three year period and 4 stars for the five and ten year periods ended March 31,
2011 among 84, 84, 78, and 52 Utilities funds, respectively.
To Our Shareholders,
     During the first quarter of 2011, The Gabelli Utilities Fund’s (the “Fund”) (Class AAA) total return was 5.6% compared with the Standard & Poor’s (“S&P”) 500 Utilities Index of 2.7% and the Lipper Utility Fund Average of 5.4%.
     Enclosed is the portfolio of investments as of March 31, 2011.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(8/31/99)
Gabelli Utilities Fund Class AAA	5.56%	17.18%	6.25%	6.91%	5.88%	7.92%
S&P 500 Utilities Index	2.74	12.32	(1.48)	4.70	1.80	4.00
S&P 500 Index	5.92	15.65	2.35	2.62	3.29	1.86
Lipper Utility Fund Average	5.36	16.99	0.93	5.76	4.45	4.88
Class A	5.52	17.08	6.22	6.90	5.91	7.94
With sales charge (b)	(0.54)	10.35	4.15	5.64	5.28	7.39
Class B	5.48	16.32	5.47	6.09	5.21	7.33
With contingent deferred sales charge (c)	0.48	11.32	4.57	5.77	5.21	7.33
Class C	5.44	16.39	5.49	6.11	5.25	7.36
With contingent deferred sales charge (d)	4.44	15.39	5.49	6.11	5.25	7.36
Class I	5.67	17.60	6.52	7.07	5.96	7.99
In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The values of utility stocks change as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities and the S&P 500 Index are unmanaged indicators of stock performance, while the Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS — 83.9%
		ENERGY AND UTILITIES — 59.0%
		Energy and Utilities: Alternative Energy — 0.2%
290,000	(a)	Algonquin Power & Utilities Corp.	$1,543,476
23,000		Ormat Industries Ltd.	169,844
52,000		Ormat Technologies Inc.	1,317,160

			3,030,480

		Energy and Utilities: Electric Integrated — 27.9%
280,000		ALLETE Inc.	10,911,600
68,000		Alliant Energy Corp.	2,647,240
320,000		Ameren Corp.	8,982,400
480,000		American Electric Power Co. Inc.	16,867,200
230,000		Avista Corp.	5,319,900
600,000		Black Hills Corp.	20,064,000
35,000		Cleco Corp.	1,200,150
60,000		CMS Energy Corp.	1,178,400
1,115,000		Constellation Energy Group Inc.	34,709,950
245,000		Dominion Resources Inc.	10,951,500
360,000		DPL Inc.	9,867,600
5,000		DTE Energy Co.	244,800
380,000		Duke Energy Corp.	6,897,000
200,000		Dynegy Inc.†	1,138,000
720,000		Edison International	26,344,800
575,000		El Paso Electric Co.†	17,480,000
4,500		Entergy Corp.	302,445
460,000		Exelon Corp.	18,970,400
610,260		FirstEnergy Corp.	22,634,543
1,000,000		Great Plains Energy Inc.	20,020,000
460,000		Hawaiian Electric Industries Inc.	11,408,000
295,000		Integrys Energy Group Inc.	14,900,450
237,000		MGE Energy Inc.	9,596,130
618,000		NextEra Energy Inc.	34,064,160
200,000		NiSource Inc.	3,836,000
682,226		NorthWestern Corp.	20,671,448
20,000		NV Energy Inc.	297,800
334,000		OGE Energy Corp.	16,887,040
440,000		Otter Tail Corp.	10,001,200
115,000		Pepco Holdings Inc.	2,144,750
50,000		PG&E Corp.	2,209,000
260,000		Pinnacle West Capital Corp.	11,125,400
1,220,007		PNM Resources Inc.	18,202,504
46,000		PPL Corp.	1,163,800
320,000		Progress Energy Inc.	14,764,800
135,000		Public Service Enterprise Group Inc.	4,253,850
510,000		SCANA Corp.	20,078,700
375,000		Southern Co.	14,291,250
271,400		TECO Energy Inc.	5,091,464
305,000		The Empire District Electric Co.	6,645,950
173,775		UniSource Energy Corp.	6,278,491
45,000		Unitil Corp.	1,060,200
370,000		Vectren Corp.	10,064,000
745,000		Westar Energy Inc.	19,682,900
489,000		Wisconsin Energy Corp.	14,914,500
226,000		Xcel Energy Inc.	5,399,140

			515,764,855

		Energy and Utilities:
		Electric Transmission and Distribution — 4.3%
170,000		Central Vermont Public Service Corp.	3,959,300
426,294		CH Energy Group Inc.	21,544,898
280,000		Consolidated Edison Inc.	14,201,600
87,000		GenOn Energy Inc.†	331,470
580,000		Northeast Utilities	20,068,000
415,000		NSTAR	19,202,050
16,666		UIL Holdings Corp.	508,646

			79,815,964

		Energy and Utilities: Global Utilities — 3.7%
45,000		Areva SA	1,999,306
3,666		Areva SA, Preference†	152,694
24,000		Chubu Electric Power Co. Inc.	533,782
22,000		E.ON AG	671,891
4,000		EDP — Energias de Portugal SA, ADR	155,240
200,000		Electric Power Development Co. Ltd.	6,160,135
304		Electricite de France	12,589
195,000		Emera Inc.	6,373,956
34,000		Enagas	767,098
300,000		Endesa SA	9,296,080
230,000		Enel SpA	1,449,846
58,800		GDF Suez, Strips	83
185,000		Hera SpA	442,823
50,000		Hokkaido Electric Power Co. Inc.	969,584
27,000		Hokuriku Electric Power Co.	611,541
170,000		Huaneng Power International Inc., ADR	3,993,300
70,000		Iberdrola SA, ADR	2,427,600
50,192		Iberdrola SA, London†	437,503
37,212		Iberdrola SA, Madrid	323,592
2,000		International Power plc	9,882
360,000		Korea Electric Power Corp., ADR†	4,406,400
60,000		Kyushu Electric Power Co. Inc.	1,172,157
2,000		Lufkin Industries Inc.	186,940
16,000		National Grid plc, ADR	768,640
3,000		Niko Resources Ltd.	287,777
88,000		Red Electrica Corporacion SA	5,000,992
24,000		Shikoku Electric Power Co. Inc.	652,945
2,000		Snam Rete Gas SpA	11,241
520,000		Talisman Energy Inc.	12,844,000
24,000		The Chugoku Electric Power Co. Inc.	443,761
165,000		The Kansai Electric Power Co. Inc.	3,592,390
60,000		The Tokyo Electric Power Co. Inc.	336,138
160,000		Tohoku Electric Power Co. Inc.	2,702,573

			69,194,479

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Merchant Energy — 1.1%
40,000	GenOn Energy Inc. — Old, Escrow† (b)	$0
15,000	GenOn Energy Inc., Escrow† (b)	0
238,000	NRG Energy Inc.†	5,126,520
1,100,000	The AES Corp.†	14,300,000

		19,426,520

	Energy and Utilities: Natural Gas Integrated — 10.7%
68,122	Atlas Energy Inc., Escrow† (b)	6,812
25,002	Atlas Energy LP	558,544
10,000	BP plc, ADR	441,400
1,015,000	El Paso Corp.	18,270,000
21,000	Energen Corp.	1,325,520
71,000	Hess Corp.	6,049,910
1,394,080	National Fuel Gas Co.	103,161,920
145,007	Northwest Natural Gas Co.	6,689,173
277,000	ONEOK Inc.	18,525,760
30,000	Petroleo Brasileiro SA, ADR	1,212,900
850,000	Southern Union Co.	24,327,000
550,000	Spectra Energy Corp.	14,949,000
40,000	UGI Corp.	1,316,000

		196,833,939

	Energy and Utilities: Natural Gas Utilities — 5.1%
100,000	Atmos Energy Corp.	3,410,000
4,000	CenterPoint Energy Inc.	70,240
41,000	Chesapeake Utilities Corp.	1,706,420
695,000	CONSOL Energy Inc.	37,272,850
192,612	Corning Natural Gas Corp. (c)	4,598,612
46,000	Delta Natural Gas Co. Inc.	1,450,380
140,000	Nicor Inc.	7,518,000
65,000	Piedmont Natural Gas Co. Inc.	1,972,750
13,000	RGC Resources Inc.	445,900
70,000	South Jersey Industries Inc.	3,917,900
670,000	Southwest Gas Corp.	26,109,900
155,000	The Laclede Group Inc.	5,905,500
10,000	WGL Holdings Inc.	390,000

		94,768,452

	Energy and Utilities: Natural Resources — 0.7%
14,000	Alliance Holdings GP LP	735,560
22,000	Anadarko Petroleum Corp.	1,802,240
11,000	Cameco Corp.	330,440
18,000	Compania de Minas Buenaventura SA, ADR	773,460
25,000	Mueller Industries Inc.	915,500
47,000	Occidental Petroleum Corp.	4,911,030
34,000	Peabody Energy Corp.	2,446,640
50,000	Tullow Oil plc	1,161,447
20,000	Uranium One Inc.	78,391

		13,154,708

	Energy and Utilities: Services — 1.3%
250,000	ABB Ltd., ADR†	6,047,500
70,000	Halliburton Co.	3,488,800
30,000	MDU Resources Group Inc.	689,100
51,000	Patterson-UTI Energy Inc.	1,498,890
6,000	Pike Electric Corp.†	57,120
81,000	Rowan Companies Inc.†	3,578,580
11,000	Tenaris SA, ADR	544,060
330,000	Weatherford International Ltd.†	7,458,000

		23,362,050

	Energy and Utilities: Water — 0.9%
3,000	American States Water Co.	107,580
105,000	American Water Works Co. Inc.	2,945,250
190,000	Aqua America Inc.	4,349,100
2,000	California Water Service Group	74,340
3,000	Consolidated Water Co. Ltd.	32,700
13,000	Middlesex Water Co.	236,470
135,000	Pennichuck Corp.	3,846,150
170,000	SJW Corp.	3,935,500
85,000	The York Water Co.	1,479,850
10,027	United Utilities Group plc, ADR	191,014

		17,197,954

	Diversified Industrial — 3.0%
30,000	Bouygues SA	1,440,648
270,000	Bucyrus International Inc.	24,691,500
900,000	General Electric Co.	18,045,000
170,031	ITT Corp.	10,210,362
35,000	Mueller Water Products Inc., Cl. A	156,800
10,000	Park-Ohio Holdings Corp.†	206,600

		54,750,910

	Environmental Services — 0.0%
12,000	Veolia Environnement	373,119

	Exchange Traded Funds — 0.1%
20,000	Utilities HOLDRS Trust	2,015,400

	TOTAL ENERGY AND UTILITIES	1,089,688,830

	COMMUNICATIONS — 18.2%
	Cable and Satellite — 4.7%
370,000	Cablevision Systems Corp., Cl. A	12,805,700
25,000	Cogeco Cable Inc.	1,160,650
70,000	Cogeco Inc.	2,995,668
76,000	Comcast Corp., Cl. A	1,878,720
600,000	Comcast Corp., Cl. A, Special	13,932,000
70,000	DIRECTV, Cl. A†	3,276,000
780,000	DISH Network Corp., Cl. A†	19,000,800
285,000	EchoStar Corp., Cl. A†	10,787,250
175,000	Liberty Global Inc., Cl. A†	7,246,750
300,000	Mediacom Communications Corp., Cl. A† (b)	27,000
See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
55,000	Rogers Communications Inc., Cl. B	$2,002,000
12,000	Shaw Communications Inc., Cl. B	252,840
155,000	Time Warner Cable Inc.	11,057,700
90,000	Tokyo Broadcasting System Holdings Inc.	1,058,187

		87,481,265

	Computer Services Software and Systems — 0.5%
500,000	Terremark Worldwide Inc.†	9,500,000

	Telecommunications — 8.9%
50,000	AboveNet Inc.	3,243,000
480,000	AT&T Inc.	14,688,000
16,000	Atlantic Tele-Network Inc.	595,040
550,000	BCE Inc.	19,987,000
76,000	Belgacom SA	2,944,163
2,200,000	Cincinnati Bell Inc.†	5,896,000
780,000	Deutsche Telekom AG, ADR	12,027,600
135,000	Hughes Communications Inc.†	8,055,450
21,500	Loral Space & Communications Inc.†	1,667,325
2,200	Mobistar SA	152,524
125,000	NII Holdings Inc.†	5,208,750
152,000	Nippon Telegraph & Telephone Corp.	6,825,198
330,296	Orascom Telecom Holding SAE, GDR† (d)(e)	1,217,141
58,000	Philippine Long Distance Telephone Co., ADR	3,103,000
120,000	Portugal Telecom SGPS SA	1,384,995
120,000	Portugal Telecom SGPS SA, ADR	1,395,600
2,000	PT Indosat Tbk	1,217
2,100,000	Sprint Nextel Corp.†	9,744,000
110,000	Swisscom AG, ADR	4,906,000
4,000	Tele2 AB, Cl. B	92,397
150,000	Telecom Italia SpA, ADR	2,307,000
270,000	Telefonica SA, ADR	6,809,400
365,000	Telekom Austria AG	5,338,284
230,000	Telephone & Data Systems Inc.	7,751,000
20,000	Telephone & Data Systems Inc., Special	590,400
400,000	tw telecom inc.†	7,680,000
580,000	Verizon Communications Inc.	22,353,200
505,000	VimpelCom Ltd., ADR	7,130,600

		163,094,284

	Wireless Communications — 4.1%
18,000	America Movil SAB de CV, Cl. L, ADR	1,045,800
110,000	Atheros Communications Inc.†	4,911,500
54,000	China Mobile Ltd., ADR	2,496,960
37,000	China Unicom Hong Kong Ltd., ADR	614,200
6,000	Clearwire Corp., Cl. A†	33,540
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	64
180	M1 Ltd.	344
163,000	Millicom International Cellular SA	15,675,710
6,500	Mobile TeleSystems OJSC, ADR	137,995
4,600	NTT DoCoMo Inc.	8,085,117
90,000	SK Telecom Co. Ltd., ADR	1,692,900
400	SmarTone Telecommunications Holdings Ltd.	663
10,000	Tim Participacoes SA, ADR	436,500
210,000	Turkcell Iletisim Hizmetleri A/S, ADR	3,156,300
230,000	United States Cellular Corp.†	11,842,700
150,000	Vivo Participacoes SA, ADR	6,057,000
680,000	Vodafone Group plc, ADR	19,550,000

		75,737,293

	TOTAL COMMUNICATIONS	335,812,842

	OTHER — 6.7%
	Aerospace — 0.4%
95,000	The Boeing Co.	7,023,350

	Aviation: Parts and Services — 1.0%
71,000	Curtiss-Wright Corp.	2,494,940
1,600,000	Rolls-Royce Group plc†	15,888,086

		18,383,026

	Building and Construction — 0.1%
16,000	Acciona SA	1,738,726

	Business Services — 1.0%
862,547	Clear Channel Outdoor Holdings Inc., Cl. A†	12,550,058
69,000	Equinix Inc.†	6,285,900

		18,835,958

	Commercial Services — 0.1%
50,043	Macquarie Infrastructure Co. LLC†	1,194,026

	Electronics — 0.3%
315,000	LSI Corp.†	2,142,000
80,000	Texas Instruments Inc.	2,764,800

		4,906,800

	Entertainment — 1.4%
220,000	Grupo Televisa SA, ADR†	5,396,600
760,000	Vivendi	21,702,900

		27,099,500

	Financial Services — 0.1%
68,000	Kinnevik Investment AB, Cl. A	1,583,675
12,000	Kinnevik Investment AB, Cl. B	279,662

		1,863,337

	Health Care — 0.0%
12,000	TSUMURA & Co.	376,533

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Specialty Chemicals — 1.3%
175,830	The Lubrizol Corp.	$23,554,187

	Transportation — 1.0%
465,000	GATX Corp.	17,976,900
10,000	Kirby Corp.†	572,900

		18,549,800

	TOTAL OTHER	123,525,243

	TOTAL COMMON STOCKS	1,549,026,915

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
18,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	709,200

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
86,000	Bharti Airtel Ltd., expire 09/19/13† (f)	689,389

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.1%
$297,425,000	U.S. Treasury Bills, 0.095% to 0.210%††, 04/07/11 to 09/22/11	297,315,283

	TOTAL INVESTMENTS — 100.0% (Cost $1,610,737,591)	$1,847,740,787

	Aggregate book cost	$1,616,032,536

	Gross unrealized appreciation	$256,832,499
	Gross unrealized depreciation	(25,124,248)

	Net unrealized appreciation/depreciation	$231,708,251

Notional		Termination	Unrealized
Amount		Date	Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT — 0.0%
$111,021 (22,000 Shares)	International Power plc	06/27/11	$(2,552)

(a)	Denoted in units.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $33,812 or 0.00% of total investments.

(c)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(d)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2011, the market value of the Regulation S security amounted to $1,217,141 or 0.07% of total investments, which was valued under methods approved by Board of Trustees as follows:

				03/31/11
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
330,296	Orascom Telecom Holding SAE, GDR	04/24/09	$1,920,056	$3.6850

(e)	Illiquid security.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $689,389 or 0.04% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company.

Strips	Regular coupon payment portion of security traded separately from the principal portion of the security.
See accompanying notes to schedule of investments.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$19,426,520	—	$0	$19,426,520
Energy and Utilities: Natural Gas Integrated	196,827,127	—	6,812	196,833,939
Other Industries (a)	873,428,371	—	—	873,428,371
COMMUNICATIONS (a)	335,812,842	—	—	335,812,842
OTHER (a)	123,525,243	—	—	123,525,243

Total Common Stocks	1,549,020,103	—	6,812	1,549,026,915

Convertible Preferred Stocks (a)	709,200	—	—	709,200
Warrants:
COMMUNICATIONS
Telecommunications	—	$689,389	—	689,389

Total Warrants	—	689,389	—	689,389

U.S. Government Obligations	—	297,315,283	—	297,315,283

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,549,729,303	$298,004,672	$6,812	$1,847,740,787

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(2,552)	$—	$(2,552)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
				Change in						period on
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	Level 3
	as of	discounts/	gain/	appreciation/			into	out of	as of	investments
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	held at 3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities:
Merchant Energy	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
ENERGY AND UTILITIES
Energy and Utilities:
Natural Gas Integrated	—	—	—	6,812	0	—	—	—	6,812	6,812

Total Common Stocks	0	—	—	6,812	0	—	—	—	6,812	6,812

Warrants:
ENERGY AND UTILITIES
Energy and Utilities:
Merchant Energy	$0	$—	$(190,367)	$190,367	$—	$(0)	$—	$—	$—	$—

TOTAL INVESTMENTS IN SECURITIES	$0	$—	$(190,367)	$197,179	$0	$(0)	$—	$—	$6,812	$6,812

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Utilities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2011 are reflected within the Schedule of Investments and further details are as follows:

Net
Notional	Equity Security	Interest Rate/	Termination	Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
$111,021 (22,000 shares)	Market Value	One month LIBOR plus 90 bps plus
	Depreciation on:	Market Value Depreciation on:
	International Power plc	International Power plc	6/27/11	$(2,552)
The Fund’s volume of activity in equity contract for difference swap agreements during the period ended March 31, 2011 had an average monthly notional amount of approximately $130,670.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
The following table summarizes the net unrealized depreciation of derivatives held at March 31, 2011 by primary risk exposure:

Net Unrealized
Liabilities Derivatives:	Depreciation

Equity Contract	$(2,552)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,006,573 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

The Gabelli Utilities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.
Officers

Bruce N. Alpert	Peter D. Goldstein
President	Chief Compliance Officer

Agnes Mullady
Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q111SR
The Gabelli Utilities Fund
Morningstar® rated The Gabelli Utilities Fund Class
AAA Shares 4 stars overall and 5 stars for the three
year period and 4 stars for the five and ten year
periods ended March 31, 2011 among 84, 84, 78,
and 52 Utilities funds, respectively.
FIRST QUARTER REPORT
MARCH 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.